Notes Payable	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Notes Payable, Other Payables [Member]
Notes Payable
Note 5. Notes Payable

From December 2014 through February 2015, the Company issued to certain accredited investors 2014 Series Secured Promissory Notes (the “7% Bridge Notes”) in the aggregate original principal amount of $915,000. The 7% Bridge Notes accrued interest at a rate of 7% per annum. All principal and interest under the 7% Bridge Notes were due on July 1, 2015. In January and March 2015, the Company repaid an aggregate of $173,600 of the original principal balance outstanding, representing 25% of the net proceeds received from the Class A and Class B convertible preferred stock offering through February 28, 2015. All remaining principal and accrued interest was repaid in April 2015.

In connection with the issuance of the 7% Bridge Notes, the Company issued the note holders warrants to purchase 190,625 shares of common stock at an exercise price of $6.00 per share. The warrants were exercisable on May 31, 2015 and expire on November 30, 2021. The relative fair value of the warrants of $458,900 was recorded as a debt discount and was amortized to interest expense using the straight-line method which approximates the effective interest method over the term of the notes.  During the nine months ended December 31, 2015, the Company amortized $221,400 of the debt discount to interest expense for these notes.

The Company did not pay any discounts or commissions with respect to the issuance of the 7% Bridge Notes or the warrants.

Note 7. Notes Payable

From December 2014 through February 2015, the Company issued to certain accredited investors 2014 Series Secured Promissory Notes (the “7% Bridge Notes”) in the aggregate original principal amount of $915,000. The 7% Bridge Notes accrue interest at a rate of 7% per annum. All principal and interest under the 7% Bridge Notes will be due on July 1, 2015, however, the Company may elect to extend the maturity date of the notes to January 1, 2016 by providing written notice to the note holders and a warrant to purchase a number of shares of the Company’s common stock equal to (a) the then outstanding principal balance of the note, divided by (b) $6.00 multiplied by 125%. The Company may prepay the 7% Bridge Notes at any time without penalty and shall prepay the 7% Bridge Notes in an amount equal to 25% of the net cash proceeds received by the Company during each month from the issuance of either debt or equity.

The 7% Bridge Notes are secured by all tangible assets of the Company pursuant to the terms of that certain Security Agreement dated December 3, 2014 between the Company and the note holders. The Company is obligated to keep the collateral and all of its other personal property and assets free and clear of all other security interests, except for certain limited exceptions.

In connection with the issuance of the 7% Bridge Notes, the Company issued the note holders warrants to purchase 190,625 shares of common stock at an exercise price of $6.00 per share. The warrants were exercisable on May 31, 2015 and expire on November 30, 2021. The relative fair value of the warrants of $458,900 was recorded as a debt discount and is amortized to interest expense using the straight-line method which approximates the effective interest method over the term of the notes.  During the year ended March 31, 2015, the Company amortized $237,500 of the debt discount to interest expense for these notes.

The Company did not pay any discounts or commissions with respect to the issuance of the 7% Bridge Notes or the warrants. In January and March 2015, the Company repaid an aggregate of $173,600 of the original principal balance outstanding, representing 25% of the net proceeds received from the Class A and Class B convertible preferred stock offering through February 28, 2015. All remaining principal and accrued interest at March 31, 2015 was repaid in April 2015.